Leases (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Supplemental balance sheet information related to operating leases
Right-of-use assets under operating leases	$ 16,440,531	$ 7,399,841
Operating lease liabilities, current	5,030,911	3,391,141
Operating lease liabilities, non-current	11,409,620	4,025,625
Total operating lease liabilities	$ 16,440,531	$ 7,416,766